Segment Reporting (Details Textual)	9 Months Ended
Sep. 30, 2018 Segments
Segment Reporting (Textual)
Number of reportable segments	2
Description of trucking	Trucking is comprised of domestic freight trucking and surface transportation services to the USPS. The USPS grants four-year contracts through a bid process. The Company has 16 contracts in 12 states.